MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 96.3%
Australia* – 0.1%
522,021	Glencore PLC (Metals & Mining)	$ 2,095,038

Belgium – 0.7%
108,864	Anheuser-Busch InBev SA (Beverages)	6,258,880
50,593	Syensqo SA (Chemicals)	4,009,789

		10,268,669

Bermuda – 0.6%
98,548	Arch Capital Group Ltd. (Insurance)	8,481,041

Brazil* – 0.4%
530,623	NU Holdings Ltd. Class A (Banks)	6,484,213

Canada – 3.3%
207,600	Barrick Mining Corp. (Metals & Mining)	4,382,434
57,605	Canadian National Railway Co. (Ground Transportation)	5,383,187
173,677	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	5,497,599
276,297	Canadian Pacific Kansas City Ltd. (Ground Transportation)	20,320,447
20,093	Intact Financial Corp. (Insurance)	4,153,172
117,528	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4,635,469
72,008	Toronto-Dominion Bank (Banks)	5,244,693

		49,617,001

China – 2.4%
496,490	Meituan Class B*(a) (Hotels, Restaurants & Leisure)	7,659,619
231,700	NetEase, Inc. (Entertainment)	6,057,157
319,137	Tencent Holdings Ltd. (Interactive Media & Services)	22,343,482

		36,060,258

Denmark – 1.6%
59,364	Carlsberg AS Class B (Beverages)	7,400,743
346,384	Novo Nordisk AS Class B (Pharmaceuticals)	16,109,616

		23,510,359

France – 13.9%
85,356	Air Liquide SA (Chemicals)	16,792,636
777,014	Alstom SA* (Machinery)	18,225,892
43,313	AXA SA (Insurance)	2,103,675
229,045	BNP Paribas SA (Banks)	20,883,917
109,665	Capgemini SE (IT Services)	16,326,520
181,049	Cie de Saint-Gobain SA (Building Products)	20,769,416
115,639	Cie Generale des Etablissements Michelin SCA (Automobile Components)	4,114,027
95,116	Dassault Systemes SE (Software)	3,124,677
138,316	Edenred SE (Financial Services)	3,950,040
450,522	Engie SA (Multi-Utilities)	10,126,930

Shares	Description	Value

Common Stocks – (continued)
France (continued)
17,267	EssilorLuxottica SA (Health Care Equipment & Supplies)	$ 5,134,417
89,693	Kering SA (Textiles, Apparel & Luxury Goods)	22,023,691
42,508	Legrand SA (Electrical Equipment)	6,278,717
14,647	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	7,862,682
69,626	Pernod Ricard SA (Beverages)	7,155,373
41,153	Safran SA (Aerospace & Defense)	13,570,250
94,681	Sanofi SA (Pharmaceuticals)	8,499,573
62,976	Schneider Electric SE (Electrical Equipment)	16,297,762
93,527	Societe Generale SA (Banks)	5,969,689
354,566	Worldline SA*(a) (Financial Services)	1,291,673

		210,501,557

Germany – 9.7%
70,267	Beiersdorf AG (Personal Products)	8,731,527
194,422	Deutsche Bank AG (Capital Markets)	6,403,585
67,504	Deutsche Boerse AG (Capital Markets)	19,534,796
216,990	Deutsche Telekom AG (Diversified Telecommunication Services)	7,782,541
163,835	E.ON SE (Multi-Utilities)	2,988,880
7,650	Heidelberg Materials AG (Construction Materials)	1,764,813
278,113	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	10,925,144
208,745	Lanxess AG (Chemicals)	5,732,540
65,851	Merck KGaA (Pharmaceuticals)	8,230,346
12,432	MTU Aero Engines AG (Aerospace & Defense)	5,362,645
3,253	Rheinmetall AG (Aerospace & Defense)	6,439,301
135,742	SAP SE (Software)	38,816,174
210,768	Siemens Energy AG* (Electrical Equipment)	24,402,437

		147,114,729

Greece – 0.1%
351,900	Eurobank Ergasias Services & Holdings SA (Banks)	1,291,600

Hong Kong – 0.6%
988,000	AIA Group Ltd. (Insurance)	9,212,276

India – 0.9%
124,556	HDFC Bank Ltd. (Banks)	2,858,348
256,549	ICICI Bank Ltd. ADR (Banks)	8,645,701
40,993	Tata Consultancy Services Ltd. (IT Services)	1,413,703

		12,917,752

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ireland–2.5%
1,023,148	AIB Group PLC (Banks)	$ 8,071,256
15,252	Aon PLC Class A (Insurance)	5,425,289
28,129	Linde PLC (Chemicals)	12,946,654
178,516	Ryanair Holdings PLC ADR (Passenger Airlines)	11,116,191

		37,559,390

Israel* – 0.4%
34,605	Check Point Software Technologies Ltd. (Software)	6,443,451

Italy – 2.6%
640,219	Enel SpA (Electric Utilities)	5,645,633
395,566	Eni SpA (Oil, Gas & Consumable Fuels)	6,751,257
15,616	Ferrari NV (Automobiles)	6,847,730
1,457,491	Intesa Sanpaolo SpA (Banks)	8,781,761
131,756	UniCredit SpA (Banks)	9,693,785
44,787	Wizz Air Holdings PLC*(a) (Passenger Airlines)	739,912

		38,460,078

Japan – 12.9%
59,000	Daikin Industries Ltd. (Building Products)	7,254,389
488,400	Denso Corp. (Automobile Components)	6,626,327
376,300	FANUC Corp. (Machinery)	10,475,045
249,400	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	5,173,111
42,100	Fujitsu Ltd. (IT Services)	917,103
575,200	Hitachi Ltd. (Industrial Conglomerates)	17,601,490
12,000	Hoya Corp. (Health Care Equipment & Supplies)	1,513,952
54,700	Kose Corp. (Personal Products)	2,099,209
1,890,400	LY Corp. (Interactive Media & Services)	6,909,723
409,700	Mitsubishi Electric Corp. (Electrical Equipment)	9,215,069
601,800	Mitsubishi Heavy Industries Ltd. (Machinery)	14,368,816
526,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	7,834,978
135,200	Nintendo Co. Ltd. (Entertainment)	11,299,865
328,300	Olympus Corp. (Health Care Equipment & Supplies)	3,922,215
1,287,000	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	15,653,850
431,900	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	5,693,821

Shares	Description	Value

Common Stocks – (continued)
Japan (continued)
272,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	$ 7,835,951
36,300	SMC Corp. (Machinery)	12,631,435
405,500	Sompo Holdings, Inc. (Insurance)	11,956,990
467,400	Sony Group Corp. (Household Durables)	11,242,512
421,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	10,640,581
419,600	Suzuki Motor Corp. (Automobiles)	4,610,386
292,100	Terumo Corp. (Health Care Equipment & Supplies)	4,953,218
476,100	ZOZO, Inc. (Specialty Retail)	4,713,089

		195,143,125

Luxembourg – 0.2%
114,877	ArcelorMittal SA (Metals & Mining)	3,581,425

Netherlands – 4.4%
5,537	Adyen NV*(a) (Financial Services)	9,496,789
176,186	Akzo Nobel NV (Chemicals)	11,064,725
11,328	ASM International NV (Semiconductors & Semiconductor Equipment)	5,483,397
11,280	ASML Holding NV (Semiconductors & Semiconductor Equipment)	7,836,329
106,881	Heineken NV (Beverages)	8,389,266
661,358	ING Groep NV (Banks)	15,413,231
355,605	Koninklijke Philips NV (Health Care Equipment & Supplies)	9,286,742

		66,970,479

Portugal – 0.3%
259,362	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	4,952,578

Singapore – 2.1%
195,880	DBS Group Holdings Ltd. (Banks)	7,189,672
122,856	Sea Ltd. ADR* (Entertainment)	19,245,392
201,900	United Overseas Bank Ltd. (Banks)	5,609,335

		32,044,399

South Korea – 2.7%
360,611	Coupang, Inc.* (Broadline Retail)	10,612,782
64,702	Korea Electric Power Corp. (Electric Utilities)	1,787,189
16,481	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	20,623,827
8,644	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	2,728,819
91,316	Shinhan Financial Group Co. Ltd. (Banks)	4,446,531

		40,199,148

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – 0.7%
124,366	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	$ 9,985,813

Sweden – 0.5%
570,212	Electrolux AB Class B* (Household Durables)	3,472,934
326,260	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	3,584,970

		7,057,904

Switzerland – 3.6%
72,485	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	11,835,074
105,285	Novartis AG (Pharmaceuticals)	11,990,597
4,716	Sika AG (Chemicals)	1,112,879
11,760	Sonova Holding AG (Health Care Equipment & Supplies)	3,201,166
475,141	UBS Group AG (Capital Markets)	17,658,144
13,490	Zurich Insurance Group AG (Insurance)	9,201,612

		54,999,472

Taiwan–2.2%
543,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	20,905,094
52,636	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	12,717,910

		33,623,004

United Kingdom – 18.2%
225,132	3i Group PLC (Capital Markets)	12,301,689
157,276	AstraZeneca PLC (Pharmaceuticals)	22,945,253
3,520,365	Barclays PLC (Banks)	17,207,608
80,020	Berkeley Group Holdings PLC (Household Durables)	3,848,305
1,898,806	BP PLC (Oil, Gas & Consumable Fuels)	10,178,132
227,516	British American Tobacco PLC (Tobacco)	12,189,699
624,411	Compass Group PLC (Hotels, Restaurants & Leisure)	21,941,466
3,836	Croda International PLC (Chemicals)	132,026
449,482	Diageo PLC (Beverages)	10,894,340
467,435	GSK PLC (Pharmaceuticals)	8,597,991
544,907	Kingfisher PLC (Specialty Retail)	1,937,582
58,676	London Stock Exchange Group PLC (Capital Markets)	7,152,309
551,748	National Grid PLC (Multi-Utilities)	7,753,201
1,300,970	NatWest Group PLC (Banks)	9,030,782

Shares	Description	Value

Common Stocks – (continued)
United Kingdom (continued)
970,659	Prudential PLC (Insurance)	$ 12,313,951
246,354	Reckitt Benckiser Group PLC (Household Products)	18,463,188
307,517	RELX PLC (Professional Services)	15,975,474
64,864	Rio Tinto PLC (Metals & Mining)	3,863,260
3,641,996	Rolls-Royce Holdings PLC (Aerospace & Defense)	51,690,742
553,597	Segro PLC REIT (Industrial REITs)	4,718,159
332,980	Smith & Nephew PLC (Health Care Equipment & Supplies)	5,088,915
50,315	Smiths Group PLC (Industrial Conglomerates)	1,558,566
261,567	Standard Chartered PLC (Banks)	4,689,101
1,159,482	Tesco PLC (Consumer Staples Distribution & Retail)	6,514,458
334,011	WH Smith PLC (Specialty Retail)	4,508,598

		275,494,795

United States – 8.1%
26,051	Atlassian Corp. Class A* (Software)	4,996,061
354,685	Carnival Corp.* (Hotels, Restaurants & Leisure)	10,558,972
306,269	Experian PLC (Professional Services)	16,137,537
28,388	Monday.com Ltd.* (Software)	7,445,889
125,473	Nestle SA (Food Products)	10,963,462
89,769	Philip Morris International, Inc. (Tobacco)	14,726,604
91,922	Qiagen NV (Life Sciences Tools & Services)	4,558,013
81,295	Roche Holding AG (Pharmaceuticals)	25,369,977
88,497	Smurfit WestRock PLC (Containers & Packaging)	3,927,497
24,477	Spotify Technology SA* (Entertainment)	15,335,820
8,647	STERIS PLC (Health Care Equipment & Supplies)	1,958,459
30,866	Waste Connections, Inc. (Commercial Services & Supplies)	5,761,756

		121,740,047

Uruguay* – 0.6%
3,821	MercadoLibre, Inc. (Broadline Retail)	9,070,634

TOTAL COMMON STOCKS (Cost $1,024,056,549)		$1,454,880,235

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 3.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
53,641,495	4.191%	$ 53,641,495
(Cost $53,641,495)

TOTAL INVESTMENTS – 99.8% (Cost $1,077,698,044)		$1,508,521,730

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,456,367

NET ASSETS – 100.0%		$1,510,978,097

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JULY 31, 2025
Sector	% of Total Market Value
Industrials	20.7%
Financials	19.6
Information Technology	12.6
Consumer Discretionary	10.8
Health Care	9.4
Consumer Staples	7.9
Communication Services	5.9
Materials	5.2
Investment Company	3.6
Energy	2.1
Utilities	1.9
Real Estate	0.3
100.0%

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 95.6%
Aerospace & Defense – 2.3%
8,990	BWX Technologies, Inc.	$ 1,365,851
6,442	Curtiss-Wright Corp.	3,157,997
40,700	Karman Holdings, Inc.*	2,104,190
30,900	Mercury Systems, Inc.*	1,625,031
45,260	Rocket Lab Corp.*	2,078,339
87,460	StandardAero, Inc.*	2,496,983
4,030	Woodward, Inc.	1,036,033

		13,864,424

Air Freight & Logistics – 0.3%
59,025	Hub Group, Inc. Class A	2,067,055

Automobile Components – 0.7%
11,330	LCI Industries	1,076,350
8,227	Lear Corp.	775,724
7,054	Modine Manufacturing Co.*	949,186
13,700	Visteon Corp.*	1,522,755

		4,324,015

Banks – 7.6%
12,141	Axos Financial, Inc.*	1,048,375
24,245	BankUnited, Inc.	884,215
29,400	Banner Corp.	1,825,005
34,610	Byline Bancorp, Inc.	910,243
22,896	Cadence Bank	797,926
43,158	Columbia Banking System, Inc.	1,027,160
15,450	East West Bancorp, Inc.	1,548,862
26,826	Hancock Whitney Corp.	1,602,049
53,430	Heritage Commerce Corp.	494,228
47,525	Heritage Financial Corp.	1,071,213
25,094	Home BancShares, Inc.	706,647
15,600	Lakeland Financial Corp.	988,572
53,200	National Bank Holdings Corp. Class A	1,971,592
6,764	Nicolet Bankshares, Inc.	872,556
10,372	Northeast Bank	1,028,591
177,979	Old National Bancorp	3,757,137
25,920	Peapack-Gladstone Financial Corp.	660,442
17,999	Preferred Bank	1,634,669
44,624	Prosperity Bancshares, Inc.	2,972,851
65,800	Renasant Corp.	2,410,912
20,150	ServisFirst Bancshares, Inc.	1,584,797
20,475	SouthState Corp.	1,928,131
23,300	Stock Yards Bancorp, Inc.	1,741,908
48,300	Towne Bank	1,691,949
18,225	UMB Financial Corp.	2,004,568
61,875	United Bankshares, Inc.	2,197,800
42,092	Wintrust Financial Corp.	5,386,934
15,845	WSFS Financial Corp.	868,940
22,498	Zions Bancorp NA	1,206,343

		46,824,615

Beverages – 0.1%
7,394	Coca-Cola Consolidated, Inc.	826,279

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – 5.3%
145,150	89bio, Inc.	$ 1,378,925
37,350	Ascendis Pharma AS ADR	6,480,225
103,070	Bicycle Therapeutics PLC ADR	878,156
28,037	Biohaven Ltd.	423,359
12,629	Blueprint Medicines Corp.	5,809
42,223	Catalyst Pharmaceuticals, Inc.	900,617
18,811	Cytokinetics, Inc.	708,046
14,858	Halozyme Therapeutics, Inc.	891,034
28,748	Insmed, Inc.	3,084,086
35,760	Legend Biotech Corp. ADR	1,397,143
45,490	Merus NV	3,013,258
34,188	MoonLake Immunotherapeutics	1,724,443
14,222	Neurocrine Biosciences, Inc.	1,823,687
41,860	Revolution Medicines, Inc.	1,560,122
22,610	Rhythm Pharmaceuticals, Inc.	1,927,050
34,190	Soleno Therapeutics, Inc.	2,956,409
84,304	Vaxcyte, Inc.	2,862,121
26,940	Xenon Pharmaceuticals, Inc.	822,748

		32,837,238

Broadline Retail* – 0.1%
13,625	Etsy, Inc.	793,929

Building Products – 2.1%
16,412	AAON, Inc.	1,370,402
22,425	Apogee Enterprises, Inc.	941,626
8,251	AZZ, Inc.	903,484
22,050	Gibraltar Industries, Inc.*	1,455,961
21,313	Griffon Corp.	1,732,108
116,550	Hayward Holdings, Inc.*	1,792,539
126,850	Janus International Group, Inc.*	1,087,104
66,450	Masterbrand, Inc.*	732,944
4,713	Simpson Manufacturing Co., Inc.	845,654
5,275	UFP Industries, Inc.	516,950
34,238	Zurn Elkay Water Solutions Corp.	1,515,031

		12,893,803

Capital Markets – 2.0%
173,334	BGC Group, Inc. Class A	1,606,806
17,625	Cohen & Steers, Inc.	1,296,495
68,195	DigitalBridge Group, Inc.	732,415
1,573	Evercore, Inc. Class A	473,693
15,073	Houlihan Lokey, Inc.	2,873,818
35,450	Lazard, Inc.	1,842,691
14,200	Stifel Financial Corp.	1,620,504
19,587	StoneX Group, Inc.*	1,904,640

		12,351,062

Chemicals – 1.6%
43,550	AdvanSix, Inc.	876,226
58,660	Avient Corp.	1,851,896
98,699	Ecovyst, Inc.*	849,799
48,041	HB Fuller Co.	2,699,904
18,375	Innospec, Inc.	1,468,163
5,900	Quaker Chemical Corp.	675,078

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
10,625	Sensient Technologies Corp.	$ 1,193,081

		9,614,147

Commercial Services & Supplies – 3.2%
23,495	ABM Industries, Inc.	1,083,824
15,981	Brink’s Co.	1,395,781
59,481	Casella Waste Systems, Inc. Class A*	6,467,369
8,684	MSA Safety, Inc.	1,544,623
61,030	OPENLANE, Inc.*	1,503,779
53,733	Rentokil Initial PLC ADR	1,330,967
8,575	UniFirst Corp.	1,466,582
24,519	Waste Connections, Inc.	4,576,962

		19,369,887

Communications Equipment* – 0.6%
29,928	Calix, Inc.	1,696,618
67,350	Extreme Networks, Inc.	1,189,401
70,375	Viavi Solutions, Inc.	707,269

		3,593,288

Construction & Engineering – 4.7%
12,270	Comfort Systems USA, Inc.	8,629,491
22,500	Everus Construction Group, Inc.*	1,670,850
68,802	Fluor Corp.*	3,905,890
20,970	Granite Construction, Inc.	1,981,036
57,941	Primoris Services Corp.	5,456,304
5,789	Sterling Infrastructure, Inc.*	1,549,078
8,994	Valmont Industries, Inc.	3,273,366
92,465	WillScot Holdings Corp.	2,713,848

		29,179,863

Construction Materials – 0.7%
8,748	Eagle Materials, Inc.	1,962,089
23,640	James Hardie Industries PLC*	613,221
12,131	Knife River Corp.*	1,000,565
59,025	Titan America SA*	847,009

		4,422,884

Consumer Finance – 1.2%
28,306	FirstCash Holdings, Inc.	3,772,907
106,387	SLM Corp.	3,383,106

		7,156,013

Consumer Staples Distribution & Retail – 1.9%
5,682	Casey’s General Stores, Inc.	2,955,379
16,425	Chefs’ Warehouse, Inc.*	1,126,098
29,708	Guardian Pharmacy Services, Inc. Class A*	620,897
47,600	Maplebear, Inc.*	2,283,372
7,925	Performance Food Group Co.*	795,670
21,179	PriceSmart, Inc.	2,276,742
10,020	Sprouts Farmers Market, Inc.*	1,518,431

		11,576,589

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 0.2%
27,000	Silgan Holdings, Inc.	$ 1,256,310

Diversified Consumer Services – 2.6%
9,143	Adtalem Global Education, Inc.*	1,044,771
32,177	Bright Horizons Family Solutions, Inc.*	3,639,219
29,371	Frontdoor, Inc.*	1,718,203
8,790	Grand Canyon Education, Inc.*	1,482,258
70,509	KinderCare Learning Cos., Inc.*	677,591
89,670	Laureate Education, Inc.*	2,026,542
308,605	Mister Car Wash, Inc.*	1,782,194
58,525	OneSpaWorld Holdings Ltd.	1,294,573
44,141	Perdoceo Education Corp.	1,270,378
9,220	Stride, Inc.*	1,182,280

		16,118,009

Diversified Telecommunication Services – 0.2%
32,867	Cogent Communications Holdings, Inc.	1,498,407

Electric Utilities – 0.6%
16,675	IDACORP, Inc.	2,089,878
13,275	MGE Energy, Inc.	1,127,578
16,479	OGE Energy Corp.	748,476

		3,965,932

Electrical Equipment – 2.0%
18,675	Atkore, Inc.	1,438,349
28,380	Bloom Energy Corp. Class A*	1,061,128
13,421	EnerSys	1,239,698
3,702	Generac Holdings, Inc.*	720,742
61,870	NEXTracker, Inc. Class A*	3,604,546
19,310	Regal Rexnord Corp.	2,952,113
43,101	Sensata Technologies Holding PLC	1,325,787

		12,342,363

Electronic Equipment, Instruments & Components – 3.4%
9,333	Arrow Electronics, Inc.*	1,082,628
26,149	Avnet, Inc.	1,384,328
19,110	Badger Meter, Inc.	3,607,204
11,511	Belden, Inc.	1,423,335
17,233	Benchmark Electronics, Inc.	663,471
21,525	Crane NXT Co.	1,277,294
5,210	Fabrinet*	1,686,633
56,025	Ingram Micro Holding Corp.	1,104,813
10,192	Littelfuse, Inc.	2,622,707
108,575	Mirion Technologies, Inc.*	2,426,651
6,441	Novanta, Inc.*	792,372
4,737	OSI Systems, Inc.*	1,046,924
17,750	Ralliant Corp.*	811,530
22,075	Vontier Corp.	915,450

		20,845,340

Energy Equipment & Services – 1.6%
42,927	Archrock, Inc.	1,002,775
9,435	Cactus, Inc. Class A	399,195

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
58,975	Helmerich & Payne, Inc.	$ 955,985
121,937	Oceaneering International, Inc.*	2,646,033
62,157	Schlumberger NV	2,100,907
73,775	Select Water Solutions, Inc.	710,453
12,653	Tidewater, Inc.*	632,776
21,250	Weatherford International PLC	1,201,687

		9,649,811

Entertainment* – 0.6%
8,025	Madison Square Garden Sports Corp.	1,621,853
8,065	Take-Two Interactive Software, Inc.	1,796,317

		3,418,170

Financial Services – 2.9%
31,392	Essent Group Ltd.	1,757,638
49,959	EVERTEC, Inc.	1,806,018
15,851	Federal Agricultural Mortgage Corp. Class C	2,730,652
52,425	NCR Atleos Corp.*	1,604,205
14,700	PennyMac Financial Services, Inc.	1,369,158
41,594	Shift4 Payments, Inc. Class A*	4,284,182
25,832	Voya Financial, Inc.	1,808,240
23,875	Walker & Dunlop, Inc.	1,790,864
5,367	WEX, Inc.*	910,672

		18,061,629

Food Products – 0.8%
78,725	Dole PLC	1,121,044
11,360	Ingredion, Inc.	1,494,295
62,492	Nomad Foods Ltd.	1,052,365
35,631	Simply Good Foods Co.*	1,085,320

		4,753,024

Gas Utilities – 0.0%
350	National Fuel Gas Co.	30,376

Ground Transportation – 0.9%
5,533	Landstar System, Inc.	737,936
45,925	Marten Transport Ltd.	558,448
7,507	Saia, Inc.*	2,268,916
66,750	Werner Enterprises, Inc.	1,850,310

		5,415,610

Health Care Equipment & Supplies* – 3.7%
71,275	Envista Holdings Corp.	1,346,385
48,110	Establishment Labs Holdings, Inc.	2,018,455
27,590	Glaukos Corp.	2,375,223
40,919	Haemonetics Corp.	3,029,643
14,113	iRhythm Technologies, Inc.	1,978,360
20,608	Kestra Medical Technologies Ltd.	340,032
54,351	Lantheus Holdings, Inc.	3,869,248
18,340	Masimo Corp.	2,820,509
24,625	Omnicell, Inc.	763,621
46,374	OrthoPediatrics Corp.	960,869
39,260	PROCEPT BioRobotics Corp.	1,904,503
60,839	SI-BONE, Inc.	1,036,088

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies* – (continued)
33,244	Tandem Diabetes Care, Inc.	$ 517,941

		22,960,877

Health Care Providers & Services – 3.1%
9,775	Addus HomeCare Corp.*	1,043,775
25,034	Encompass Health Corp.	2,756,494
4,000	Ensign Group, Inc.	600,000
25,470	GeneDx Holdings Corp.*	2,596,666
72,309	HealthEquity, Inc.*	7,013,973
122,546	LifeStance Health Group, Inc.*	487,733
101,358	Option Care Health, Inc.*	2,974,857
126,462	Pediatrix Medical Group, Inc.*	1,549,160
		19,022,658

Health Care Technology* – 0.2%
51,341	Phreesia, Inc.	1,384,153

Hotel & Resort REITs – 0.5%
135,750	Apple Hospitality REIT, Inc.	1,595,062
16,175	Ryman Hospitality Properties, Inc.	1,537,596

		3,132,658

Hotels, Restaurants & Leisure – 2.7%
29,505	Boyd Gaming Corp.	2,504,974
31,600	Brinker International, Inc.*	4,980,160
18,400	Cheesecake Factory, Inc.	1,175,944
32,759	First Watch Restaurant Group, Inc.*	566,403
190,850	Genius Sports Ltd.*	2,147,063
20,200	Papa John’s International, Inc.	856,682
51,800	Pursuit Attractions & Hospitality, Inc.*	1,566,432
10,300	Texas Roadhouse, Inc.	1,906,839
9,734	Wyndham Hotels & Resorts, Inc.	837,124

		16,541,621

Household Durables – 1.1%
42,154	Beazer Homes USA, Inc.*	990,619
1,951	Cavco Industries, Inc.*	787,560
4,827	Installed Building Products, Inc.	976,454
14,325	Meritage Homes Corp.	964,645
19,370	Taylor Morrison Home Corp.*	1,148,254
5,118	TopBuild Corp.*	1,895,861

		6,763,393

Household Products* – 0.2%
36,300	Central Garden & Pet Co. Class A	1,289,376

Industrial REITs – 0.3%
7,408	EastGroup Properties, Inc.	1,209,282
13,187	First Industrial Realty Trust, Inc.	642,471

		1,851,753

Insurance – 4.5%
28,991	Assured Guaranty Ltd.	2,452,059
32,147	Axis Capital Holdings Ltd.	3,016,674
48,999	Baldwin Insurance Group, Inc.*	1,805,123

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
20,575	Bowhead Specialty Holdings, Inc.*	$ 668,688
17,274	Employers Holdings, Inc.	713,071
28,127	First American Financial Corp.	1,689,026
10,050	Hanover Insurance Group, Inc.	1,724,881
82,199	Kemper Corp.	5,062,636
22,350	Palomar Holdings, Inc.*	2,961,151
9,790	Primerica, Inc.	2,600,518
13,750	Safety Insurance Group, Inc.	967,313
70,200	SiriusPoint Ltd.*	1,376,622
12,950	Stewart Information Services Corp.	840,844
1,007	White Mountains Insurance Group Ltd.	1,800,315

		27,678,921

Interactive Media & Services* – 0.2%
30,270	Cargurus, Inc.	993,461

IT Services – 0.4%
21,901	Hackett Group, Inc.	512,264
55,467	Kyndryl Holdings, Inc.*	2,094,989

		2,607,253

Life Sciences Tools & Services – 1.3%
6,480	Bio-Rad Laboratories, Inc. Class A*	1,567,836
40,192	Bio-Techne Corp.	2,199,708
61,072	Bruker Corp.	2,346,997
35,350	Qiagen NV	1,744,169

		7,858,710

Machinery – 3.9%
8,500	Alamo Group, Inc.	1,891,930
15,175	Albany International Corp. Class A	822,333
25,125	Astec Industries, Inc.	996,458
23,610	Atmus Filtration Technologies, Inc.	918,665
10,800	Donaldson Co., Inc.	777,276
10,200	Enpro, Inc.	2,166,582
43,050	Gates Industrial Corp. PLC*	1,067,640
32,075	Hillenbrand, Inc.	664,273
2,431	IDEX Corp.	397,493
19,070	ITT, Inc.	3,241,137
10,650	JBT Marel Corp.	1,467,570
3,303	Kadant, Inc.	1,099,139
12,175	Mueller Industries, Inc.	1,039,380
79,738	Mueller Water Products, Inc. Class A	1,974,313
13,384	SPX Technologies, Inc.*	2,441,108
22,050	Timken Co.	1,677,784
5,275	Watts Water Technologies, Inc. Class A	1,383,738

		24,026,819

Marine Transportation – 0.2%
10,646	Matson, Inc.	1,136,780

Media – 1.2%
144,900	Magnite, Inc.*	3,334,149
102,270	NIQ Global Intelligence PLC*	1,885,859

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
153,322	Stagwell, Inc.*	$ 878,535
86,771	TEGNA, Inc.	1,449,076

		7,547,619

Metals & Mining – 0.5%
40,425	Commercial Metals Co.	2,096,440
14,475	Warrior Met Coal, Inc.	743,726

		2,840,166

Mortgage Real Estate Investment Trusts (REITs) – 0.3%
56,619	PennyMac Mortgage Investment Trust	667,538
128,913	Redwood Trust, Inc.	703,865
33,650	Starwood Property Trust, Inc.	654,829

		2,026,232

Office REITs – 0.2%
38,049	Cousins Properties, Inc.	1,031,128

Oil, Gas & Consumable Fuels – 2.0%
37,750	Civitas Resources, Inc.	1,146,090
73,175	Magnolia Oil & Gas Corp. Class A	1,743,029
33,300	Matador Resources Co.	1,661,004
82,520	Northern Oil & Gas, Inc.	2,323,763
43,543	South Bow Corp.	1,143,439
62,335	Viper Energy, Inc.	2,347,536
58,941	World Kinect Corp.	1,607,321

		11,972,182

Personal Products – 0.4%
13,315	BellRing Brands, Inc.*	726,733
14,875	Interparfums, Inc.	1,793,925

		2,520,658

Pharmaceuticals* – 0.3%
17,326	Harmony Biosciences Holdings, Inc.	609,528
12,330	Verona Pharma PLC	1,295,760

		1,905,288

Professional Services – 1.1%
20,289	Concentrix Corp.	1,054,419
94,161	First Advantage Corp.*	1,628,044
5,707	Huron Consulting Group, Inc.*	753,780
18,462	KBR, Inc.	862,914
66,851	Kelly Services, Inc. Class A	818,925
13,300	Kforce, Inc.	463,505
14,357	Maximus, Inc.	1,060,408

		6,641,995

Real Estate Management & Development – 0.5%
13,300	Colliers International Group, Inc.	2,004,443
5,166	FirstService Corp.	1,018,839

		3,023,282

Semiconductors & Semiconductor Equipment – 4.5%
15,456	Axcelis Technologies, Inc.*	1,046,217

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
7,069	Cirrus Logic, Inc.*	$ 711,919
74,225	Cohu, Inc.*	1,325,658
16,740	Credo Technology Group Holding Ltd.*	1,867,347
25,826	Entegris, Inc.	2,026,308
42,050	Kulicke & Soffa Industries, Inc.	1,377,558
64,488	Lattice Semiconductor Corp.*	3,213,437
16,640	Onto Innovation, Inc.*	1,576,640
61,936	Photronics, Inc.*	1,261,017
19,304	Power Integrations, Inc.	936,630
8,044	Qorvo, Inc.*	672,478
44,695	Rambus, Inc.*	3,304,301
63,476	Semtech Corp.*	3,243,624
9,015	SiTime Corp.*	1,828,693
39,825	Tower Semiconductor Ltd.*	1,821,994
10,865	Universal Display Corp.	1,568,906

		27,782,727

Software – 6.0%
103,463	Adeia, Inc.	1,339,846
67,651	Alkami Technology, Inc.*	1,507,941
5,852	Appfolio, Inc. Class A*	1,564,708
93,917	Braze, Inc. Class A*	2,617,467
459,873	CCC Intelligent Solutions Holdings, Inc.*	4,446,972
45,187	Clearwater Analytics Holdings, Inc. Class A*	915,489
21,900	Commvault Systems, Inc.*	4,159,905
126,173	Dynatrace, Inc.*	6,637,961
6,260	Guidewire Software, Inc.*	1,416,137
13,108	InterDigital, Inc.	3,384,485
36,951	LiveRamp Holdings, Inc.*	1,212,732
57,290	NCR Voyix Corp.*	780,290
56,862	Onestream, Inc.*	1,356,159
31,910	Procore Technologies, Inc.*	2,285,713
43,504	PROS Holdings, Inc.*	682,578
83,360	Riot Platforms, Inc.*	1,117,857
37,678	Verint Systems, Inc.*	801,788
22,305	Vertex, Inc. Class A*	739,857

		36,967,885

Specialized REITs – 0.5%
64,125	Four Corners Property Trust, Inc.	1,618,515
54,300	Rayonier, Inc.	1,265,733

		2,884,248

Specialty Retail – 2.1%
39,285	Abercrombie & Fitch Co. Class A*	3,772,146
25,282	Academy Sports & Outdoors, Inc.	1,284,073
20,316	Bath & Body Works, Inc.	588,351
7,180	Group 1 Automotive, Inc.	2,959,237
4,496	Murphy USA, Inc.	1,629,710
21,625	Urban Outfitters, Inc.*	1,627,930

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
36,550	Valvoline, Inc.*	$ 1,288,387

		13,149,834

Technology Hardware, Storage & Peripherals* – 0.4%
21,560	IonQ, Inc.	859,597
38,300	Sandisk Corp.	1,643,836

		2,503,433

Textiles, Apparel & Luxury Goods – 0.7%
65,700	Birkenstock Holding PLC*	3,290,913
11,868	Kontoor Brands, Inc.	660,573
89,900	Under Armour, Inc. Class A*	596,936

		4,548,422

Trading Companies & Distributors – 2.4%
17,850	Applied Industrial Technologies, Inc.	4,846,275
23,337	DNOW, Inc.*	363,124
30,780	FTAI Aviation Ltd.	4,235,636
18,125	McGrath RentCorp	2,261,819
22,525	MSC Industrial Direct Co., Inc. Class A	1,951,115
9,264	SiteOne Landscape Supply, Inc.*	1,276,857

		14,934,826

Wireless Telecommunication Services*(a) – 0.0%
29,864	GCI Liberty, Inc.	—

TOTAL COMMON STOCKS (Cost $495,047,881)		$588,578,430

Shares	Dividend Rate	Value

Investment Company(b) – 4.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
27,169,774	4.191%	$ 27,169,774
(Cost $27,169,774)

TOTAL INVESTMENTS – 100.0%
(Cost $522,217,655)		$615,748,204

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(157,305)

NET ASSETS – 100.0%		$615,590,899

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Represents an affiliated issuer.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2025:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$57,665,236	$307,978,177	$—
Australia and Oceania	—	2,095,038	—
Europe	37,324,463	854,424,385	—
North America	122,809,100	57,028,989	—
South America	15,554,847	—	—
Investment Company	53,641,495	—	—

Total	$286,995,141	$1,221,526,589	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,821,994	$—	$—
Europe	24,932,480	—	—
North America	561,818,147	5,809	—
Investment Company	27,169,774	—	—

Total	$615,742,395	$5,809	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.